PROVISION FOR INCOME TAXES (Tables)	12 Months Ended
Nov. 30, 2018
Income Tax Disclosure [Abstract]
Schedule of provisions for refundable federal income tax at a blended rate
	November 30,	November 30,
	2018	2017
Income tax expense at statutory rate	$(9,168)	$(1,835)
Effect of change in statutory rate	3,505	702
Change in valuation allowance	5,663	1,133
Income tax expense per books	$-	$-

Schedule of tax effects of temporary differences to the Company's net deferred tax assets
	November 30,	November 30,
	2018	2017
NOL Carryover	$6,776	$1,113
Valuation allowance	(6,776)	(1,113)
Net deferred tax asset	$-	$-